CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash (includes VIE balances of $1,000 and $1,000, respectively)	$ 229,000	$ 192,000	$ 2,084,000
Accounts receivable, net	20,000	20,000	24,000
Prepaid expenses		0	13,000
Total current assets	249,000	212,000	2,121,000
Property and equipment, net	34,000	36,000	0
Operating lease right-of-use asset	41,000	54,000	107,000
Other assets	10,000	11,000	12,000
Total Assets	334,000	313,000	2,240,000
Current Liabilities:
Accounts payable and accrued expenses (includes VIE balances of $4,000 and $2,000, respectively)	1,336,000	1,160,000	996,000
Convertible notes payable, net of discount of $96,000 and $0, respectively (including $895,000 and $895,000 in default)	1,318,000	1,282,000	1,398,000
Notes payable, net of discount of $323,000 and $0, respectively (including $1,930,000 and $1,972,000 in default, respectively) (includes VIE balances of $285,000 and $310,000, respectively)	2,966,000	2,826,000	1,972,000
Notes payable - related parties	693,000	693,000	693,000
Accrued interest (including $1,557,000 and $1,497,000 due to related parties, respectively) (includes VIE balances of $134,000 and $120,000, respectively)	5,958,000	5,865,000	5,477,000
Contingent payment obligation	1,500,000	1,500,000	1,500,000
VIE Financing obligation	1,263,000	1,263,000	1,263,000
Operating lease liability, current portion	44,000	56,000	39,000
Derivative liability	265,000	112,000	0
Total current liabilities	15,611,000	15,025,000	13,606,000
Notes payable, long-term portion	142,000	142,000	150,000
Operating lease liability, long-term portion	0	1,000	73,000
Convertible notes payable - related parties	268,000	268,000	268,000
Total Liabilities	15,753,000	15,168,000	13,829,000
Stockholders' Deficit
Preferred stock, Value	0	0	0
Common stock par value $0.0001: 10,000,000,000 shares authorized; 1,109,417,572 and 955,380,225 shares issued and outstanding, respectively	128,000	110,000	96,000
Additional paid-in capital	68,211,000	67,124,000	59,788,000
Accumulated deficit	(83,837,000)	(82,190,000)	(71,595,000)
Total Zerify, Inc. stockholders' deficit	(14,507,000)	(13,965,000)	(10,720,000)
Noncontrolling interest in consolidated subsidiary	(912,000)	(890,000)	(869,000)
Total Stockholders' Deficit	(15,419,000)	(14,855,000)	(11,589,000)
Total Liabilities and Stockholders' Deficit	334,000	313,000	2,240,000
Series B Preferred Stock [Member]
Stockholders' Deficit
Preferred stock, Value	4,000	4,000	4,000
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock, Value	$ 987,000	$ 987,000	$ 987,000